STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)										3 Months Ended			4 Months Ended		8 Months Ended	12 Months Ended
	Dec. 04, 2019	Oct. 07, 2019	Oct. 02, 2019	Sep. 02, 2019	Jan. 30, 2019	Jan. 25, 2019	Jan. 14, 2019	Aug. 28, 2018	Aug. 08, 2018	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2018	May 31, 2019	Dec. 31, 2018	Aug. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 18, 2018
Stockholders' Deficit (Textual)
Preferred stock, authorized										10,000,000				10,000,000		10,000,000	10,000,000		10,000,000
Preferred stock, par value (in dollars per share)										$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock, authorized										200,000,000				200,000,000		200,000,000	200,000,000
Common stock, par value (in dollars per share)										$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common stock, shares outstanding or deemed outstanding										19,383,794				19,205,624		19,380,460	19,205,624
Number of share issued for services	75,000											70,000		13,000	10,134
Value of share issued for services	$ 9,150									$ 10,002	$ 561	$ 3,290		$ 562	$ 734	$ 17,721	$ 5,148
Share price (in dollars per share)	$ 0.12											$ 0.04			$ 0.05
Stock options totaling										$ 52,523
Option, exercise price (in dollars per share)																$ 0.75
Volatility rate																85.20%
Consultant, description of agreement																	As compensation for such services, the Company has agreed to pay the consultant $75 an hour in cash and $75 an hour in shares of common stock with a monthly cap of $6,500 in cash and $6,500 a month in shares of common stock. The Company has additionally agreed to pay the consultant 1.5% of the gross revenue during the term of the agreement and six months after.
Debt conversion, converted Instrument, shares Issued																	5,687,630
Debt conversion, original debt, value																	$ 2,275,050
Debt Instrument, Convertible, Conversion Price (per share)														0.40			$ 0.40
Proceeds from Issuance of Warrants (in dollars)																	$ 45,380
Class of warrant or rights, granted																	167,875
Amortization of debt issuance costs and discounts (in dollars)																		$ 4,735
Exercise price of warrants (per share)										$ 0.57				0.40		$ 0.57	$ 0.40
Warrants issued																		234,375
Warrant One [Member]
Stockholders' Deficit (Textual)
Share price (in dollars per share)																0.1208
Exercise price of warrants (per share)																$ 1.25
Expiration date																Dec. 31, 2024
Capital raising events, description																Capital raising events triggering a reset to 100% of the projected stock price (no discount to the market) are projected for the warrants on 6/30/20, 6/30/21 and 6/30/22.
Warrant [Member]
Stockholders' Deficit (Textual)
Share price (in dollars per share)														0.05			0.05
Exercise price of warrants (per share)														$ 0.40			$ 0.40
Expiration date														Sep. 20, 2023			Sep. 20, 2023
Convertible Notes Payable [Member]
Stockholders' Deficit (Textual)
Expected life (years)																		5 years
Dividend rate																		0.00%
Expected volatility rate, minimum																		78.00%
Expected volatility rate, maximum																		86.00%
Risk free interest rate, minimum																		2.27%
Risk free interest rate, maximum																		2.90%
Convertible Notes Payable One [Member]
Stockholders' Deficit (Textual)
Class of warrant or rights, granted																100,000
One-Year Agreement [Member] | Advisor [Member]
Stockholders' Deficit (Textual)
Number of common stock issued								5,000	6,667
Value of common stock issued								$ 6,667	$ 5,000
Number of share issued for services								1,667	1,667	1,667						26,668
Value of share issued for services								$ 5,001	$ 5,001	$ 5,001						$ 1,653
Stock options totaling										$ 4,319
Three-Month Agreement [Member] | Advisor [Member]
Stockholders' Deficit (Textual)
Number of common stock issued		7,500	4,000
Number of share issued for services																40,000
Value of share issued for services																$ 488
Share price (in dollars per share)										$ 3.00						$ 0.12
Three-Month Agreement [Member] | Advisor [Member]
Stockholders' Deficit (Textual)
Share price (in dollars per share)										$ 3.00
Four-Month Agreement [Member] | Advisor [Member]
Stockholders' Deficit (Textual)
Number of common stock issued				5,000
Number of share issued for services																20,000
Value of share issued for services																$ 2,000
Share price (in dollars per share)																$ 0.10
Three-Month Agreement [Member] | Advisor [Member]
Stockholders' Deficit (Textual)
Number of share issued for services																22,500
Value of share issued for services																$ 2,745
Share price (in dollars per share)																$ 0.12
Option [Member]
Stockholders' Deficit (Textual)
Remaining stock options will be amortized																$ 6,680
Board of Directors Chairman [Member] | Option [Member]
Stockholders' Deficit (Textual)
Number of shares purchase for issuance of options							800,000
Option, exercise price (in dollars per share)							$ 0.75
Vesting period							24 months
Description of options vesting period							25% (or 200,000 and 50,000, respectively) shall vest six months after the grant date with the remaining options will vest on a monthly basis at a rate of 1/24th per month.
Expiration date							Jan. 14, 2029
Aggregate fair value of options							$ 17,111
Expected life (years)							10 years
Volatility rate							77.00%
Risk free interest rate							2.71%
Dividend rate							0.00%
Stock price (in dollars per share)							$ 0.042
Exercise price (in dollars per share)							$ 0.75
Stock option expense										$ 1,595						$ 10,432
Mr. Vadim Sakharov [Member]
Stockholders' Deficit (Textual)
Number of common stock issued							200,000
Jesse W. Crowne [Member] | Option [Member] | Employment Agreement [Member]
Stockholders' Deficit (Textual)
Number of shares purchase for issuance of options						800,000
Option, exercise price (in dollars per share)						$ 0.75
Number of share vested on quarterly basis						600,000
Vesting period						2 years
Expiration date						Jan. 25, 2029
Aggregate fair value of options						$ 13,714
Expected life (years)						10 years
Volatility rate						77.00%
Risk free interest rate						2.76%
Dividend rate						0.00%
Stock price (in dollars per share)						$ 0.042
Exercise price (in dollars per share)						$ 0.75
Stock option expense													$ 2,366
Jesse W. Crowne [Member] | Option [Member] | Employment Agreement [Member] | One Year Anniversary [Member]
Stockholders' Deficit (Textual)
Number of shares purchase for issuance of options					800,000
Option, exercise price (in dollars per share)					$ 0.75
Number of option vested						200,000
Vesting period					24 months
Expiration date					Jan. 30, 2030
Aggregate fair value of options					$ 51,757
Expected life (years)					10 years
Volatility rate					76.00%
Risk free interest rate					1.57%
Dividend rate					0.00%
Stock price (in dollars per share)					$ 0.12
Exercise price (in dollars per share)					$ 0.75